Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Sales - Agricultural products	$ 614,279	$ 582,516	$ 554,129
Sales - Agency	142,809	140,592	153,006
Commissions	78,927	77,184	70,750
Construction contract revenue	21,094	19,707	28,477
Other	3,543	2,216	1,317
Revenue	$ 860,652	$ 822,215	$ 807,679